STATUTORY RESERVES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provision for Statutory Reserves	$ 0	$ 0	$ 17,542
Description Of General Reserve Limit On Registered Capital	Once the general reserve is accumulated to 50% of the subsidiaries' registered capital
Minimum [Member]
Percentage Of Appropriation To Reserve	10.00%